Long-term debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Sep. 11, 2020	Apr. 30, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Finance lease obligations	$ 6,139	$ 5,941
Other long-term borrowings	7,509	10,199
Subtotal	751,397	786,087
Deferred financing costs	(3,659)	(4,641)
Total	743,958	776,574
Current portion of long-term debt	4,741	3,129
Long-term debt, excluding current portion	739,217	773,445
2027 Notes
Debt Instrument [Line Items]
Notes payable	535,986	553,354
Discount on notes	(5,960)	(7,358)
Premium on notes	2,613	3,206
Deferred financing costs			$ (2,000)	$ (3,001)
2023 Notes
Debt Instrument [Line Items]
Notes payable	201,763	216,593
Discount on notes	(687)	(1,147)
Premium on notes	$ 254	$ 427
Deferred financing costs					$ (3,313)